Significant Accounting Policies - Accounts Receivable and Revenue Recognition (Details) - Forge Nano, Inc. $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026 USD ($) customer segment item	Dec. 31, 2025 USD ($) customer segment item	Dec. 31, 2024 USD ($) customer
Significant Accounting Policies
Allowance for credit loss, percentage	2.00%	2.00%
Payment term	30 days	30 days
Reporting units | segment	3	3
Goodwill. | $	$ 3,124	$ 3,124	$ 3,124
Impairment loss on goodwill | $		$ 0	$ 0
Accounts receivable | Customer concentration | Three customers
Significant Accounting Policies
Number of customers	3	3
Concentration risk, percentage	74.00%	65.00%
Accounts receivable | Customer concentration | Five customers
Significant Accounting Policies
Number of customers			5
Concentration risk, percentage			60.00%
Revenue | Customer concentration | Three customers
Significant Accounting Policies
Number of customers | item	3
Concentration risk, percentage	67.00%
Revenue | Customer concentration | Four customers
Significant Accounting Policies
Number of customers | item		4
Concentration risk, percentage		69.00%
Revenue | Customer concentration | Two customers
Significant Accounting Policies
Number of customers		2	2
Concentration risk, percentage		25.00%	27.00%